COMMITMENTS (Tables)	12 Months Ended
Mar. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of maturity analysis of operating lease payments
The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	2019	2018
No later than 1 year	$50.7	$44.4
Later than 1 year and no later than 5 years	136.9	118.9
Later than 5 years	86.5	76.7
	$274.1	$240.0

Contractual Obligation, Fiscal Year Maturity Schedule	The total contractual purchase commitments are as follows:

	2019	2018
No later than 1 year	$240.2	$132.0
Later than 1 year and no later than 5 years	51.5	90.7
Later than 5 years	—	0.5
	$291.7	$223.2